OTHER OPERATING EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2022
OTHER OPERATING EXPENSES, NET
Summary of detailed information about other operating expense, net
	2022	2021	2020
Other operating income, net
Result on write-off of property, plant and equipment	-	-	11,855
ICMS-ST (h)	-	-	18,653
Tax credits (a)	71,720	215,085	105,234
Tax benefit from amnesty program (b)	102,469	82,140	-
Revenue from the sale of the customer portfolio	11,874	16,113	-
Revenue with royalties (c)	119,438	-	-
Other operating income	2,318	30,214	10,757
Total other operating income	307,819	343,552	146,499

Other operating expenses, net
Result on write-off of property, plant and equipment	-	(3,610)	-
Crer para Ver (d)	(54,062)	(47,523)	(54,500)
Expenses related to Avon acquisition	-	-	(303,916)
Impairment (e)	(340,385)	-	-
Transformation and integration plan (f)	(482,346)	(511,048)	(256,700)
Restructuring expenses (g)	(50,903)	-	-
Other operating expenses	(160,411)	(20,390)	(47,573)
Total other operating expenses	(1,088,107)	(582,571)	(662,689)
Other operating expenses, net	(780,288)	(239,019)	(516,190)

a)	Refers to tax credits from PIS and COFINS. During 2021, presents tax credits related to non-inclusion of ICMS in the basis (R$104,650) and credits arising out of investment grant (R$96,767), and other tax credits (R$2,277).
b)	Refers to tax benefits in Brazil arising from the adhesion to state tax amnesty programs by the subsidiaries Natura Cosméticos S.A. and Avon Cosméticos Ltda.
c)	Refers to royalties received by the subsidiary Avon from its representative in Japan, after a judicial dispute as mentioned in note 22.
d)	Refers to appropriation of operating profit obtained on the sales of the non-cosmetic product line called "Crer Para Ver" to Instituto Natura, specifically earmarked for social projects aimed at developing the quality of education.
e)	From the total amount, R$ 282,921 refers to the impairment of goodwill generated on Avon’s acquisition (please see note 17 for further details). The remining balance refers to impairment of other projects and stores.
f)	Expenses related to the implementation of the integration plan between Natura and Avon brands, which is mainly supported by the operations and logistics workstreams, structure reorganization, credit and collection review and commercial model optimizations.
g)	Refers to the expenses incurred to close the operations of the subsidiary The Body Shop in Russia, the main expenses being indemnities to employees and fines for termination of store lease agreement.
h)	Refers to the requirement of ICMS tax substitution, for different Federal States of Brazil (details in note 22). During 2020, provision reversals were made due to the change in the loss estimate for some Federal States.